Vessels, net/ Advances for vessel acquisitions (Tables)	12 Months Ended
Dec. 31, 2022
Vessels, net/ Advances for Vessel Acquisitions [Abstract]
Vessels, Net
(a) Vessels, net: The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated depreciation	Net Book Value
Balance December 31, 2019	24,810,061	(1,110,032)	23,700,029
— Acquisitions, improvements, and other vessel costs	36,096,033	—	36,096,033
— Period depreciation	—	(1,750,434)	(1,750,434)
Balance December 31, 2020	60,906,094	(2,860,466)	58,045,628
— Acquisitions, improvements, and other vessel costs	299,460,599	—	299,460,599
— Transfers from Advances for vessel acquisitions (b)	49,687,450	—	49,687,450
— Period depreciation	—	(13,227,748)	(13,227,748)
Balance December 31, 2021	410,054,143	(16,088,214)	393,965,929
— Acquisitions, improvements, and other vessel costs	72,100,835	—	72,100,835
— Transfers from Advances for vessel acquisitions (b)	2,368,165	—	2,368,165
— Vessel disposal	(10,018,583)	599,930	(9,418,653)
— Period depreciation	—	(23,121,632)	(23,121,632)
Balance December 31, 2022	474,504,560	(38,609,916)	435,894,644

Vessel Acquisitions
Details regarding the 2021 and the 2022 Vessel Acquisitions delivered as of December 31, 2021 and 2022, are presented below.

Vessel Name	Vessel Type	DWT	Year Built	Country of Construction	Purchase Price (in million)	Delivery Date
2021 Acquisitions
M/V Magic Venus	Kamsarmax	83,416	2010	Japan	$15.85	03/02/2021
M/T Wonder Polaris	Aframax LR2	115,351	2005	S. Korea	$13.60	03/11/2021
M/V Magic Orion	Capesize	180,200	2006	Japan	$17.50	03/17/2021
M/V Magic Argo	Kamsarmax	82,338	2009	Japan	$14.50	03/18/2021
M/T Wonder Sirius	Aframax LR2	115,341	2005	S. Korea	$13.60	03/22/2021
M/V Magic Twilight	Kamsarmax	80,283	2010	S. Korea	$14.80	04/09/2021
M/V Magic Thunder	Kamsarmax	83,375	2011	Japan	$16.85	04/13/2021
M/V Magic Vela	Panamax	75,003	2011	China	$14.50	05/12/2021
M/V Magic Nebula	Kamsarmax	80,281	2010	S. Korea	$15.45	05/20/2021
M/T Wonder Vega	Aframax	106,062	2005	S. Korea	$14.80	05/21/2021
M/V Magic Starlight	Kamsarmax	81,048	2015	China	$23.50	05/23/2021
M/T Wonder Avior	Aframax LR2	106,162	2004	S. Korea	$12.00	05/27/2021
M/T Wonder Arcturus	Aframax LR2	106,149	2002	S. Korea	$10.00	05/31/2021
M/T Wonder Mimosa	Handysize	36,718	2006	S. Korea	$7.25	05/31/2021
M/V Magic Eclipse	Panamax	74,940	2011	Japan	$18.48	06/07/2021
M/T Wonder Musica	Aframax LR2	106,290	2004	S. Korea	$12.00	06/15/2021
M/T Wonder Formosa	Handysize	36,660	2006	S. Korea	$8.00	06/22/2021
M/V Magic Pluto	Panamax	74,940	2013	Japan	$19.06	08/06/2021
M/V Magic Perseus	Kamsarmax	82,158	2013	Japan	$21.00	08/09/2021
M/V Magic Mars	Panamax	76,822	2014	S. Korea	$20.40	09/20/2021
M/V Magic Phoenix	Panamax	76,636	2008	Japan	$18.75	10/26/2021
M/T Wonder Bellatrix	Aframax LR2	115,341	2006	S. Korea	$18.15	12/23/2021
2022 Acquisitions
M/V Magic Callisto	Panamax	74,930	2012	Japan	$23.55	01/04/2022
M/V Ariana A	Containership	38,117	2005	Germany	$25.00	11/23/2022
M/V Gabriela A	Containership	38,121	2005	Germany	$25.75	11/30/2022

Advances for Vessel Acquisitions
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

Vessel Cost
Balance December 31, 2020	$—
— Advances for vessel acquisitions and other vessel pre-delivery costs	52,055,615
—Transfer to Vessels, net (a)	(49,687,450)
Balance December 31, 2021	$2,368,165
—Transfer to Vessels, net (a)	(2,368,165)
Balance December 31, 2022	$—